SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

On April 4, 2014, the Company entered into a financing arrangement with certain investors pursuant to which it issued debentures and received its first tranche of $500,000. The Company shall receive an additional $500,000 within three business days after a registration statement filed by the Company has been declared effective by the Securities and Exchange Commission. The debentures carry an 8% OID (Original Issue Discount) and have a maturity date of 12 months with 12% interest paid at maturity or upon conversion of the amounts owed under the debentures.